CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Stock Issuance Costs for Initial Public Offering	$ 8.2